GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares

(as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the “Funds”)

Supplement dated June 14, 2013 to the Goldman Sachs Absolute Return Tracker Fund’s

Summary Prospectus and Select Satellite Funds’ Prospectus dated April 30, 2013

(the “Summary Prospectus” and “Prospectus,” respectively)

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Consistent with this investment objective and the Absolute Return Tracker Fund’s overall investment approach, the Investment Adviser is making certain enhancements to its quantitative methodology, as described below. In addition, the Funds are updating their disclosure with respect to the manner in which they may “cover” open forward contract positions.

Effective as of June 28, 2013, the Absolute Return Tracker Fund’s Summary Prospectus and Prospectus are revised as follows.

The “Principal Strategy” section of the Summary Prospectus and the “Goldman Sachs Absolute Return Fund—Summary—Principal Strategy” section of the Prospectus are replaced with the following:

The Fund’s Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”). In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a “Hedge Fund Sub-Strategy”). The Fund’s quantitative methodology seeks to allocate the Fund’s exposure to each Hedge Fund Sub-Strategy such that the

Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

¢	U.S. and non-U.S. (including emerging market) equity indices;
¢	U.S. and non-U.S. (including emerging market) fixed income indices;
¢	Credit indices;
¢	Interest rates;
¢	Commodity indices;
¢	Foreign currency exchange rates;
¢	Baskets of top positions held by hedge funds;
¢	Volatility; and
¢	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

¢	Equity securities;
¢	Futures (including equity index futures, interest rate futures, and bond futures);
¢	Swaps (including total return swaps and credit default swaps on indices);
¢	Options (including listed equity index put options);
¢	Structured notes (including commodity linked notes);
¢	Exchange-traded funds (“ETFs”);
¢	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
¢	U.S. government securities, including agency debentures, and other high quality debt securities; and
¢	Cash equivalents.

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund’s negative weightings in various Market Exposures from time to time, the Fund’s net asset value (“NAV”) per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund’s target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research.

The Fund does not invest in hedge funds.

The second paragraph under the “Principal Risks of the Fund” in the Summary Prospectus and under the “Goldman Sachs Absolute Return Fund—Summary—Principal Risks of the Fund” in the Prospectus is replaced with the following:

This Fund’s NAV may fluctuate substantially over time. Because the Fund attempts to approximate the return and risk patterns of a diversified universe of hedge funds, the Fund’s performance may potentially be lower than the returns of the broader stock market. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

The “Investment Management Approach—Principal Investment Strategies—Absolute Return Tracker Fund” section of the Prospectus is replaced with the following:

The Fund’s Investment Adviser believes that hedge funds derive a large portion of their returns from Market Exposures. In seeking to meet its investment objective, the Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific Hedge Fund Sub-Strategies. The Hedge Fund Sub-Strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies. The Fund’s quantitative methodology seeks to allocate the Fund’s exposure to each Hedge Fund Sub-Strategy such that the Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to:

¢	U.S. and non-U.S. (including emerging market) equity indices;
¢	U.S. and non-U.S. (including emerging market) fixed income indices;
¢	Credit indices;
¢	Interest rates;
¢	Commodity indices;
¢	Foreign currency exchange rates;
¢	Baskets of top positions held by hedge funds;
¢	Volatility; and
¢	Market momentum/trends.

The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to:

¢	Equity securities;
¢	Futures (including equity index futures, interest rate futures, and bond futures);
¢	Swaps (including total return swaps and credit default swaps on indices);
¢	Options (including listed equity index put options);
¢	Structured notes (including commodity linked notes);
¢	ETFs;
¢	Forward contracts (including currency forward contracts on developed and emerging markets currencies);
¢	U.S. government securities, including agency debentures, and other high quality debt securities; and
¢	Cash equivalents.

The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Fund’s negative weightings in various Market Exposures from time to time, the Fund’s NAV per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Fund’s target weightings to each Market Exposure may not equal 100%.

The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research.

The Fund does not invest in hedge funds.

Selection of Market Exposures

The Fund’s quantitative methodology selects Market Exposures from a universe of investable exposures identified by the Investment Adviser that may contribute to the performance of the Hedge Fund Sub-Strategies. For each Hedge Fund Sub-Strategy, the Investment Adviser selects various Market Exposures that it believes represent, when combined, the return and risk patterns of the Hedge Fund Sub-Strategy. The Market Exposures are selected based on information obtained from the sponsors of various hedge fund indices and public sources. The Investment Adviser makes no warranty as to the correctness of the information considered and takes no responsibility for the accuracy of such information or the impact of any inaccuracy of such information on the Fund.

Rebalancing

The Fund’s quantitative methodology re-weights each of the Market Exposures from time to time as determined by the Investment Adviser.

The Fund’s Quantitative Methodology and Hedge Fund Returns

The Fund’s quantitative methodology seeks investment results that approximate the return and risk patterns of a diversified universe of hedge funds. Individual hedge funds themselves may perform better or worse than such return and risk patterns based on the skill of their particular managers. In addition, hedge funds may adjust their investments rapidly in view of market, political, financial or other factors, whereas the Fund’s quantitative methodology only adjusts its composition from time to time. The quantitative methodology is based entirely on an assessment of historical data related to volatility and returns. To the extent that data turns out not to be predictive of future events, the return of the Fund may deviate from the returns of hedge funds. Moreover, neither the Fund nor hedge funds provide a guarantee of “absolute returns,” that is, returns independent of the overall direction of equity and fixed income markets. Alternative investments such as hedge funds may often be purchased by investors on the basis of their potential to produce such returns. However, there can be no assurance that either hedge funds in general, or the Fund in particular, will be successful at producing positive returns.

Description of Hedge Fund Sub-Strategies

Equity Long Short Strategies typically involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Equity Long Short managers may, for example, buy stocks that they expect to outperform or that they believe are undervalued, and may also sell short stocks that they believe will underperform, or that they believe are overvalued.

Event Driven Strategies typically seek to achieve investment returns from market movements in security prices caused by certain corporate events, such as bankruptcies, mergers or takeovers.

Relative Value Strategies typically seek to exploit the mis-pricing of related assets and/or price convergence, often with the additional use of leverage. These strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage and statistical arbitrage strategies.

Macro Strategies typically seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets using fundamental analysis or quantitative techniques. Macro managers typically have no bias to be long, short, or neutral.

Benchmark

The Fund uses the HFRX Global Hedge Fund Index as a performance benchmark. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. The strategies in the HFRX Global Hedge Fund Index are asset weighted based on the distribution of assets in the hedge fund industry.1 More information about the HFRX Global Hedge Fund Index is available on Hedge Fund Research, Inc.’s website.

THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. THE FUND’S NAV MAY FLUCTUATE SUBSTANTIALLY OVER TIME. BECAUSE THE FUND ATTEMPTS TO APPROXIMATE THE RETURN AND RISK PATTERNS OF A DIVERSIFIED UNIVERSE OF HEDGE FUNDS, THE FUND’S PERFORMANCE MAY POTENTIALLY BE LOWER THAN THE RETURNS OF THE BROADER STOCK MARKET. PAST PERFORMANCE OF THE FUND IS NOT AN INDICATION OF FUTURE RETURNS. YOU MAY LOSE MONEY EVEN IF THE FUND’S PAST RETURNS HAVE BEEN POSITIVE. ACCORDINGLY, THE FUND SHOULD BE CONSIDERED A SPECULATIVE INVESTMENT ENTAILING A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS.

[1]	Source: Hedge Fund Research, Inc.

The reference to the Absolute Return Tracker Fund in footnote 2 to the Investment Practices Table in the “Investment Management Approach—Other Investment Practices and Securities” section of the Prospectus is removed. In addition, the “Options on Securities and Securities Indices” line item in the Investment Practices Table is replaced with the following, and a new footnote 3 is inserted below the Investment Practices Table, as follows:

Options on Securities and Securities Indices[2],3

[3]	The Absolute Return Tracker Fund may purchase and sell call and put options on securities and securities indices in which it may invest.

The final paragraph of Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—Portfolio Securities and Techniques—Foreign Currency Transactions in the Prospectus is deleted and replaced with the following:

A Fund is not required to post cash collateral with its non-U.S. counterparties in certain foreign currency transactions. Accordingly, a Fund may remain more fully invested (and more of the Fund’s assets may be subject to investment and market risk) than if it were required to post collateral with its counterparties (which is the case with U.S. counterparties). Because a Fund’s non-U.S. counterparties are not required to post cash collateral with the Fund, the Fund will be subject to additional counterparty risk.

As an investment company registered with the SEC, a Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to its transactions in forward contracts. In the case of forward contracts that do not cash settle, for example, a Fund must identify on its books liquid assets equal to the full notional value of the forward contracts while the positions are open. With respect to forward contracts that do cash settle, however, a Fund is permitted to identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the forward contracts, if any, rather than their full notional value. Each Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash-settled forward contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the forward contracts.

The second sentence of the second paragraph of Appendix A—Portfolio Securities and Techniques—Options on Securities, Securities Indices and Foreign Currencies in the Prospectus is replaced with the following:

The Absolute Return Tracker Fund may write (sell) and purchase call and put options, and each other Fund may write covered call and put options and purchase call and put options, on any securities and other instruments in which it may invest or on any index consisting of securities or other instruments in which it may invest.

In addition, all references to “Component Market Factors” and “algorithm” in the Prospectus are replaced with “Market Exposures” and “methodology”, respectively.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

SELSATFIASTK 06-13